PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

January 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

CIK 0000880859

Invesco International Companies Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectuses for the Fund as filed pursuant to Rule 497(c) under the 1933 Act on December 18, 2015 (Accession Number: 0001193125-15-407954).

Please send copies of all correspondence with respect to the Amendment to me at the above address or contact me at 713-214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes

Assistant General Counsel